ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average common shares outstanding used in calculating basic earnings per share	2,605,057	579,461
Effect of warrants and option	643,562
Weighted average common shares outstanding used in calculating diluted earnings per share	3,248,619
Net income as reported	$ 19,211,768
Add - Interest on convertible notes payable	0
Subtract deemed dividend on warrant reset	(989,346)
Net income available to common stockholders	$ 18,222,422
Diluted income per Share	$ 5.61
Interest on non-convertible notes	$ 1,151